Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	AVH
Entity Registrant Name	Avianca Holdings S.A.
Entity Central Index Key	0001575969
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Common Shares [member]
Document Information [Line Items]
Entity Stock, Shares Outstanding	660,800,003
Preference shares [member]
Document Information [Line Items]
Entity Stock, Shares Outstanding	340,507,917